Shareholders' Equity - Schedule of Option Plan and Compensation Plan (Details) - Option Plan and Compensation Plan [Member] pure in Thousands	12 Months Ended
	Dec. 31, 2024 R$ / shares
Schedule of Option Plan and Compensation Plan [Line Items]
Grantees	10,181
Exercised	(913)
Cancelled	(906)
Current	8,362
B8 [Member]
Schedule of Option Plan and Compensation Plan [Line Items]
Grant date	5/31/2021
1st exercise date	Jun. 01, 2024
Strike price on the grant date (in Brazil Real per share)	R$ 0.01
Grantees	363
Exercised	(318)
Cancelled	(45)
C8 [Member]
Schedule of Option Plan and Compensation Plan [Line Items]
Grant date	5/31/2021
1st exercise date	Jun. 01, 2024
Strike price on the grant date (in Brazil Real per share)	R$ 13.39
Grantees	363
Exercised	(20)
Cancelled	(343)
B9 [Member]
Schedule of Option Plan and Compensation Plan [Line Items]
Grant date	5/31/2022
1st exercise date	Jun. 01, 2025
Strike price on the grant date (in Brazil Real per share)	R$ 0.01
Grantees	2,163
Exercised	(389)
Cancelled	(115)
Current	1,659
C9 [Member]
Schedule of Option Plan and Compensation Plan [Line Items]
Grant date	5/31/2022
1st exercise date	Jun. 01, 2025
Strike price on the grant date (in Brazil Real per share)	R$ 12.53
Grantees	1,924
Exercised	(119)
Cancelled	(146)
Current	1,659
B10 [Member]
Schedule of Option Plan and Compensation Plan [Line Items]
Grant date	5/31/2023	[1]
1st exercise date	Jun. 01, 2026	[1]
Strike price on the grant date (in Brazil Real per share)	R$ 0.01	[1]
Grantees	1,390	[1]
Exercised	(40)	[1]
Cancelled	(54)	[1]
Current	1,296	[1]
C10 [Member]
Schedule of Option Plan and Compensation Plan [Line Items]
Grant date	5/31/2023	[1]
1st exercise date	Jun. 01, 2026	[1]
Strike price on the grant date (in Brazil Real per share)	R$ 11.82	[1]
Grantees	1,390	[1]
Exercised		[1]
Cancelled	(94)	[1]
Current	1,296	[1]
B11 [Member]
Schedule of Option Plan and Compensation Plan [Line Items]
Grant date	5/31/2024	[1]
1st exercise date	Jun. 01, 2027	[1]
Strike price on the grant date (in Brazil Real per share)	R$ 0.01	[1]
Grantees	1,294	[1]
Exercised	(27)	[1]
Cancelled	(41)	[1]
Current	1,226	[1]
C11 [Member]
Schedule of Option Plan and Compensation Plan [Line Items]
Grant date	5/31/2024	[1]
1st exercise date	Jun. 01, 2027	[1]
Strike price on the grant date (in Brazil Real per share)	R$ 10.62	[1]
Grantees	1,294	[1]
Exercised		[1]
Cancelled	(68)	[1]
Current	1,226	[1]

[1]	Shares granted to executives excluding statutory officers.